Offerings - Offering: 1	Feb. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
HA Sustainable Infrastructure Capital, Inc. (the “Company”) has previously registered shares of common stock having an aggregate offering price up to $500,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 22, 2023 and filed on February 23, 2023 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-263169),
filed with the Securities and Exchange Commission on March 1, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Prospectus
Supplement
, the total registration fee was $55,100 which was satisfied by offsetting $28,580 with fees previously paid by the company in connection with a prior offering and a contemporaneous fee payment of the balance of $26,520 (the “Prior Fee Payment”). An aggregate offering price of $380,954,093 in common stock was sold under the Prior Prospectus Supplement and then the offering was terminated.

Pursuant to Rule 457(p) under the Securities Act, registration fees of $
13,118
that have already been paid and remain unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.